FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table provides a summary of changes in fair value of the Company’s level 3 financial liabilities as of September 30, 2017:

	Warrant Liability	Derivative
Balance, December 31, 2016	$1,937,234	$288,934
Total (gains) losses
Transfers out due to conversion of Series C Preferred Stock	-	(20,757)
Mark to market to September 30, 2017	303,276	16,855
Balance, September 30, 2017	$2,240,510	$285,032
Loss on change in warrant and derivative liabilities for the nine months ended September 30, 2017	$(303,276)	$(16,855)

The following table provides a summary of changes in fair value of the Company’s level 3 financial liabilities as of December 31, 2016:

	Warrant Liability	Derivative
Balance, December 31, 2014 (and prior)	$-	$-
Total (gains) losses
Initial fair value of derivative at March 31, 2015, reclassified from equity	-	1,242,590
Initial fair value of warrant liability at March 31, 2015, reclassified from equity	4,097,444	-
Initial fair value of derivative at date of issuance of Series C Preferred Stock	-	250,540
Initial fair value of warrant liability at the date of issuance	334,784	-
Transfers out due to conversion of Series C Preferred Stock	-	(639,467)
Transfers out due to exercise of warrants	(265,955)	-
Mark to market to December 31, 2015	(2,545,074)	(568,506)
Balance, December 31, 2015	1,621,199	285,157
Transfers out due to conversion of Series C Preferred Stock	-	(103,096)
Mark to market to December 31, 2016	316,035	106,873
Balance, December 31, 2016	$1,937,234	$288,934
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016	$(316,035)	$(106,873)